TAXES - Reconciliation (Details)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of effective income tax rate
China statutory income tax rate	25.00%	25.00%
Effect of tax holiday and preferential tax rate	(7.90%)	(7.90%)
Effect of tax rates in foreign jurisdictions	1.80%	0.00%
Effect of credit loss	1.60%	0.00%
Effect of non-deductible expense	0.20%	0.00%
Research and development tax credit	(1.00%)	(0.60%)
Change in valuation allowance	(1.20%)	(0.10%)
Effective income tax rate	18.40%	16.40%